Summary of Carrying Value of Non-Impaired Fixed and Variable Rate Mortgage Loans by Debt Service Coverage Ration Distribution (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Mortgage Loans on Real Estate [Line Items]
Total	$ 614,380	$ 614,184
Non-impaired mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	614,380	614,184
Below 1.0
Mortgage Loans on Real Estate [Line Items]
Total	5,600	14,408
1.0 - 1.25
Mortgage Loans on Real Estate [Line Items]
Total	44,289	35,301
1.26 - 1.50
Mortgage Loans on Real Estate [Line Items]
Total	179,503	194,795
Above 1.50
Mortgage Loans on Real Estate [Line Items]
Total	$ 384,988	$ 369,680